SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Current income tax (benefit) expense	$ (568,854)	$ (2,659,444)	$ 1,119,776
Deferred income tax benefit	(658,595)	(118,424)	(478,316)
Effective tax	$ (1,227,449)	$ (2,777,868)	$ 641,460